Acquisitions - Schedule of assets acquired and liabilities assumed and allocation of consideration (Details) $ in Thousands, € in Millions							12 Months Ended
	Apr. 14, 2025 USD ($) shares	Apr. 11, 2025 USD ($) shares	Apr. 19, 2024 USD ($)	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Jan. 17, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Acquisitions
Cash outflow, net of cash acquired							$ 542	$ 4,699
Payments of contingent consideration							3,236	0
Payments of deferred consideration							$ 35,398	$ 11,250
NGC
Acquisitions
Cash			$ 146
Accounts receivable, net			2,487
Prepaid expenses and other current assets			398
Inventories, net			3,400
Property, plant and equipment, net			10,858
Right-of-use assets			2,842
Goodwill			1,285
Deferred tax liabilities			(265)
Liabilities assumed			(12,966)
Net assets acquired			23,773
Consideration paid in cash, net of working capital adjustments			2,368
Equity consideration			15,053
Contingent consideration classified as a liability			6,352
Total consideration			23,773
Cash outflow, net of cash acquired			2,222
Acquisition related contingent equity consideration (in shares) | shares		621,166
Payments of contingent consideration		$ 3,200
NGC | Licenses
Acquisitions
Intangible assets			15,387
NGC | Trade names
Acquisitions
Intangible assets			$ 201
Curaleaf Poland S.A.
Acquisitions
Cash				$ 48
Accounts receivable, net				414
Prepaid expenses and other current assets				2
Inventories, net				661
Property, plant and equipment, net				14
Goodwill				931
Deferred tax liabilities				(548)
Liabilities assumed				(891)
Net assets acquired				2,823
Consideration paid in cash, net of working capital adjustments				832
Equity consideration				773
Contingent consideration classified as a liability				1,218
Total consideration				2,823	€ 1.5
Cash outflow, net of cash acquired				784
Acquisition related deferred equity consideration (in shares) | shares	96,052
Payments of deferred consideration	$ 400
Curaleaf Poland S.A. | Licenses
Acquisitions
Intangible assets				2,063
Curaleaf Poland S.A. | Trade names
Acquisitions
Intangible assets				97
Curaleaf Poland S.A. | Non-compete agreements
Acquisitions
Intangible assets				$ 32
Dark Heart
Acquisitions
Net assets acquired						$ 9,365
Consideration paid in cash, net of working capital adjustments						1,693
Cancelled loan (including accrued interest)						7,672
Total consideration						9,365
Dark Heart | Intellectual property and know-how
Acquisitions
Intangible assets						$ 9,365